LEASE INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Lease Income [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum rental revenues under leases existing on properties as of December 31, 2013 are expected to be as follows:

2014	$535,301
2015	7,895
$543,196

schedule of lease income [Table Text Block]
The breakdown of lease income between the two states for the years ending December 31, 2012 and 2013 are as follows:

	2012 Rent Revenue	2013 Rent Revenue
Georgia	$6,750	$70,716
Texas	—	271,527
	$6,750	$342,243